Income Taxes - Summary of Composition of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of Deferred Tax Assets and Liabilities [Abstract]
Tax loss carryforwards	$ 59,615	$ 33,036
Allowance for credit expected losses	3,113	4,161
Royalties	0	533
Provisions and other assets	31,237	22,978
Property and equipment	3	268
Intangible assets	(7,698)	(9,377)
Others	(3,384)	4,058
Total net deferred tax assets before valuation allowance	82,886	55,657
Less: Valuation allowance	(23,999)	(9,026)	$ (11,349)	$ (18,007)
Total net deferred tax assets after valuation allowance	$ 58,887	$ 46,631